Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000164187
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PineBridge Dynamic Asset Allocation Fund, Institutional Shares
C000164186
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PineBridge Dynamic Asset Allocation Fund, Investor Servicing Shares
Without Sales Load [Member] | C000164187
Average Annual Return [Line Items]
Average Annual Return, Percent	14.96%	3.51%	4.25%
Without Sales Load [Member] | C000164186
Average Annual Return [Line Items]
Average Annual Return, Percent	14.86%	3.39%	4.16%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	32.79%	11.08%	11.40%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	32.79%	11.08%	11.40%
Bloomberg Global Treasury Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Treasury Index (USD)
Average Annual Return, Percent	7.91%	(2.96%)	(0.50%)
60/40 MSCI ACWI/Bloomberg Barclays Global Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60/40 MSCI ACWI/Bloomberg Barclays Global Treasury
Average Annual Return, Percent	22.33%	5.50%	6.71%
U.S. Consumer Price Index Less Food & Energy +5.00%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Consumer Price Index Less Food & Energy +5.00%
Average Annual Return, Percent	8.49%	9.13%	8.30%
Bloomberg Global Treasury Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Treasury Index (USD)
Average Annual Return, Percent	7.91%	(2.96%)	(0.50%)
60/40 MSCI ACWI/Bloomberg Barclays Global Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60/40 MSCI ACWI/Bloomberg Barclays Global Treasury
Average Annual Return, Percent	22.33%	5.50%	6.71%
U.S. Consumer Price Index Less Food & Energy +5.00%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Consumer Price Index Less Food & Energy +5.00%
Average Annual Return, Percent	8.49%	9.13%	8.30%